Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities - Private Placement [Member] - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value	$ 4,779,876	$ 4,661,367	$ 3,950,311		$ 1,975,155
Initial measurement on November 7, 2019 (Initial Public Offering, including over-allotment)				3,199,752
Change in fair value	2,449,193	118,509	711,056	(1,224,597)	1,975,156
Fair value	$ 7,229,069	$ 4,779,876	$ 4,661,367	$ 1,975,155	$ 3,950,311